Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000084619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ACTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class A)	$130	1.28%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.70%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class A) —including sales charge	-1.65%	0.07%	2.45%
Invesco High Yield Municipal Fund (Class A) —excluding sales charge	2.70%	0.94%	2.89%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,045,234,295
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 35,724,941
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%

C000188918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class R6)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.09%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class R6)	5.09%	1.89%	2.54%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,204,513,734
Holdings Count | Holding	848
Advisory Fees Paid, Amount	$ 8,339,074
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%

C000084630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	VKLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class Y)	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 5.04%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class Y)	5.04%	1.83%	2.53%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,204,513,734
Holdings Count | Holding	848
Advisory Fees Paid, Amount	$ 8,339,074
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%

C000084627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class A
Trading Symbol	VKLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class A)	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.78%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class A) —including sales charge	2.15%	1.07%	2.01%
Invesco Intermediate Term Municipal Income Fund (Class A) —excluding sales charge	4.78%	1.58%	2.27%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,204,513,734
Holdings Count | Holding	848
Advisory Fees Paid, Amount	$ 8,339,074
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%

C000084629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class C
Trading Symbol	VKLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class C)	$156	1.53%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 4.01%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class C) —including sales charge	3.01%	0.83%	1.66%
Invesco Intermediate Term Municipal Income Fund (Class C) —excluding sales charge	4.01%	0.83%	1.66%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,204,513,734
Holdings Count | Holding	848
Advisory Fees Paid, Amount	$ 8,339,074
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%

C000084621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ACTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class C)	$204	2.02%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.94%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class C) —including sales charge	0.97%	0.20%	2.29%
Invesco High Yield Municipal Fund (Class C) —excluding sales charge	1.94%	0.20%	2.29%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,045,234,295
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 35,724,941
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%

C000084622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ACTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class Y)	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.96%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class Y)	2.96%	1.18%	3.15%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,045,234,295
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 35,724,941
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%

C000109478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ACTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R5)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 3.00%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R5)	3.00%	1.21%	3.14%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,045,234,295
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 35,724,941
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188917 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ACTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R6)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 3.00%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R6)	3.00%	1.24%	3.17%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,045,234,295
Holdings Count | Holding	1,217
Advisory Fees Paid, Amount	$ 35,724,941
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%

C000084631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class A
Trading Symbol	VKMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class A)	$112	1.11%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.60%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class A) —including sales charge	-1.73%	-0.02%	1.73%
Invesco Municipal Income Fund (Class A) —excluding sales charge	2.60%	0.85%	2.17%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,787,728,697
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 13,544,517
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class C
Trading Symbol	VMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class C)	$188	1.86%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.91%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class C) —including sales charge	0.92%	0.11%	1.57%
Invesco Municipal Income Fund (Class C) —excluding sales charge	1.91%	0.11%	1.57%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,787,728,697
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 13,544,517
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%

C000084634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class Y
Trading Symbol	VMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class Y)	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.94%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class Y)	2.94%	1.10%	2.43%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,787,728,697
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 13,544,517
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000125172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Investor Class
Trading Symbol	VMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Investor Class)	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Investor Class shares of the Fund returned 2.68%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Investor Class)	2.68%	0.95%	2.28%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,787,728,697
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 13,544,517
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class R6)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.99%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class R6)	2.99%	1.16%	2.45%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,787,728,697
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 13,544,517
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209259 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class A
Trading Symbol	RMUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class A)	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 1.13%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class A) —including sales charge	-3.15%	-0.04%	3.53%
Invesco Rochester® New York Municipals Fund (Class A) —excluding sales charge	1.13%	0.83%	3.98%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,976,503,959
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 17,997,457
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%

C000209261 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class A
Trading Symbol	LTNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.70%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —including sales charge	2.16%	1.21%	2.29%
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —excluding sales charge	4.70%	1.74%	2.56%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,488,237,464
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 5,722,729
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%

C000209262 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class C
Trading Symbol	LTNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$155	1.52%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.93%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —including sales charge	2.93%	0.97%	1.94%
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —excluding sales charge	3.93%	0.97%	1.94%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,488,237,464
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 5,722,729
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%

C000209254 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class R6
Trading Symbol	IORUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class R6)	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 1.42%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class R6)	1.42%	1.13%	4.19%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,976,503,959
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 17,997,457
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%

C000209255 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class Y
Trading Symbol	RMUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class Y)	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 1.44%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class Y)	1.44%	1.09%	4.23%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,976,503,959
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 17,997,457
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%

C000209257 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class C
Trading Symbol	RMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class C)	$191	1.91%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 0.40%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class C) —including sales charge	-0.57%	0.09%	3.35%
Invesco Rochester® New York Municipals Fund (Class C) —excluding sales charge	0.40%	0.09%	3.35%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,976,503,959
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 17,997,457
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%

C000209274 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class R6
Trading Symbol	IORPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class R6)	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.97%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class R6)	2.97%	1.66%	3.92%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 681,145,583
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 3,239,689
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209269 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class Y
Trading Symbol	OPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class Y)	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.91%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class Y)	2.91%	1.60%	3.96%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 681,145,583
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 3,239,689
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209265 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class Y
Trading Symbol	LTBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.61%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	4.61%	1.92%	2.78%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,488,237,464
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 5,722,729
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209263 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.02%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	5.02%	2.04%	2.76%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,488,237,464
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 5,722,729
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%

C000209275 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class A
Trading Symbol	OPATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class A)	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.66%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class A) —including sales charge	-1.51%	0.45%	3.27%
Invesco Pennsylvania Municipal Fund (Class A) —excluding sales charge	2.66%	1.33%	3.71%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 681,145,583
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 3,239,689
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class C
Trading Symbol	OPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class C)	$194	1.92%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.99%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class C) —including sales charge	1.21%	0.70%	3.16%
Invesco Pennsylvania Municipal Fund (Class C) —excluding sales charge	1.99%	0.70%	3.16%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 681,145,583
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 3,239,689
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188916 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	ATFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R6)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.71%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R6)	4.71%	2.16%	2.12%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,788,433,356
Holdings Count | Holding	826
Advisory Fees Paid, Amount	$ 6,243,522
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%

C000023428 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R5
Trading Symbol	ATFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R5)	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 4.53%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R5)	4.53%	2.07%	2.09%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,788,433,356
Holdings Count | Holding	826
Advisory Fees Paid, Amount	$ 6,243,522
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%

C000000395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A
Trading Symbol	ATFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.39%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A) —including sales charge	1.79%	1.30%	1.57%
Invesco Limited Term Municipal Income Fund (Class A) —excluding sales charge	4.39%	1.82%	1.83%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,788,433,356
Holdings Count | Holding	826
Advisory Fees Paid, Amount	$ 6,243,522
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%

C000000396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A2
Trading Symbol	AITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A2)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A2 shares of the Fund, excluding sales charge, returned 4.64%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A2) —including sales charge	3.61%	1.87%	1.98%
Invesco Limited Term Municipal Income Fund (Class A2) —excluding sales charge	4.64%	2.08%	2.08%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,788,433,356
Holdings Count | Holding	826
Advisory Fees Paid, Amount	$ 6,243,522
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%

C000130517 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class C
Trading Symbol	ATFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class C)	$136	1.34%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.61%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class C) —including sales charge	2.61%	1.06%	1.22%
Invesco Limited Term Municipal Income Fund (Class C) —excluding sales charge	3.61%	1.06%	1.22%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,788,433,356
Holdings Count | Holding	826
Advisory Fees Paid, Amount	$ 6,243,522
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%

C000071234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	ATFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class Y)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.56%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class Y)	4.56%	2.06%	2.08%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,788,433,356
Holdings Count | Holding	826
Advisory Fees Paid, Amount	$ 6,243,522
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%

C000209285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class R6
Trading Symbol	IORJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class R6)	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.25%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class R6)	4.25%	2.14%	3.45%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 398,866,572
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,945,075
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209278 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	ORNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class A)	$139	1.37%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.49%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class A) —including sales charge	-1.79%	0.49%	4.15%
Invesco Rochester® Municipal Opportunities Fund (Class A) —excluding sales charge	2.49%	1.36%	4.60%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,898,393,894
Holdings Count | Holding	1,499
Advisory Fees Paid, Amount	$ 31,743,001
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209277 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ORNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class C)	$204	2.02%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.97%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class C) —including sales charge	1.00%	0.71%	4.05%
Invesco Rochester® Municipal Opportunities Fund (Class C) —excluding sales charge	1.97%	0.71%	4.05%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,898,393,894
Holdings Count | Holding	1,499
Advisory Fees Paid, Amount	$ 31,743,001
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209279 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	ORNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.75%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class Y)	2.75%	1.61%	4.85%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,898,393,894
Holdings Count | Holding	1,499
Advisory Fees Paid, Amount	$ 31,743,001
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209280 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R5
Trading Symbol	IORHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 2.78%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R5)	2.78%	1.58%	4.81%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,898,393,894
Holdings Count | Holding	1,499
Advisory Fees Paid, Amount	$ 31,743,001
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209281 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	IORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.82%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R6)	2.82%	1.65%	4.82%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,898,393,894
Holdings Count | Holding	1,499
Advisory Fees Paid, Amount	$ 31,743,001
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209284 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class A
Trading Symbol	ONJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class A)	$118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 3.93%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class A) —including sales charge	-0.51%	0.93%	2.78%
Invesco New Jersey Municipal Fund (Class A) —excluding sales charge	3.93%	1.82%	3.22%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 398,866,572
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,945,075
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%

C000209282 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class C
Trading Symbol	ONJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class C)	$184	1.81%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.14%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class C) —including sales charge	2.14%	1.14%	2.66%
Invesco New Jersey Municipal Fund (Class C) —excluding sales charge	3.14%	1.14%	2.66%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 398,866,572
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,945,075
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%

C000209283 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class Y
Trading Symbol	ONJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class Y)	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.19%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class Y)	4.19%	2.05%	3.47%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 398,866,572
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,945,075
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%

C000209288 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	OMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class C)	$184	1.82%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 2.53%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class C) —including sales charge	1.69%	0.36%	3.21%
Invesco AMT-Free Municipal Income Fund (Class C) —excluding sales charge	2.53%	0.36%	3.21%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,966,595,567
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 8,362,655
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209289 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	OPTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class A)	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 3.32%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class A) —including sales charge	-1.13%	0.18%	3.39%
Invesco AMT-Free Municipal Income Fund (Class A) —excluding sales charge	3.32%	1.06%	3.84%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,966,595,567
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 8,362,655
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209287 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class Y
Trading Symbol	OMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class Y)	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 3.56%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class Y)	3.56%	1.32%	4.10%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,966,595,567
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 8,362,655
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class R6
Trading Symbol	IORAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class R6)	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 3.64%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class R6)	3.64%	1.41%	4.07%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,966,595,567
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 8,362,655
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class A
Trading Symbol	OPCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class A)	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 3.11%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class A) —including sales charge	-1.28%	0.26%	2.97%
Invesco California Municipal Fund (Class A) —excluding sales charge	3.11%	1.13%	3.42%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,106,273,413
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 8,420,967
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%

C000209292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class C
Trading Symbol	OCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class C)	$199	1.97%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 2.46%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class C) —including sales charge	1.47%	0.40%	2.81%
Invesco California Municipal Fund (Class C) —excluding sales charge	2.46%	0.40%	2.81%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,106,273,413
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 8,420,967
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%

C000209291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class Y
Trading Symbol	OCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class Y)	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 3.37%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class Y)	3.37%	1.38%	3.67%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,106,273,413
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 8,420,967
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class R6
Trading Symbol	IORCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class R6)	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 3.43%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class R6)	3.43%	1.49%	3.67%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,106,273,413
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 8,420,967
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class A
Trading Symbol	OLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class A)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.30%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class A) —including sales charge	1.69%	0.96%	2.25%
Invesco Limited Term California Municipal Fund (Class A) —excluding sales charge	4.30%	1.50%	2.50%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 886,124,754
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 3,336,677
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%

C000209295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class C
Trading Symbol	OLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class C)	$157	1.54%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.87%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class C) —including sales charge	2.87%	0.81%	1.86%
Invesco Limited Term California Municipal Fund (Class C) —excluding sales charge	3.87%	0.81%	1.86%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 886,124,754
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 3,336,677
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%

C000209297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class Y
Trading Symbol	OLCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class Y)	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.57%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class Y)	4.57%	1.77%	2.75%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 886,124,754
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 3,336,677
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%

C000209299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class R6
Trading Symbol	IORLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class R6)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.62%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class R6)	4.62%	1.82%	2.71%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 886,124,754
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 3,336,677
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%

C000209301 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class A
Trading Symbol	OPNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.54%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —including sales charge	-1.86%	-0.09%	2.40%
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —excluding sales charge	2.54%	0.79%	2.84%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,725,861
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,147,567
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%

C000209303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class C
Trading Symbol	ONYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$188	1.86%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.77%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —including sales charge	0.79%	0.00%	2.21%
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —excluding sales charge	1.77%	0.00%	2.21%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,725,861
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,147,567
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%

C000209306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class Y
Trading Symbol	ONYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.79%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	2.79%	1.01%	3.07%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,725,861
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,147,567
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%

C000209305 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.74%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	2.74%	1.04%	3.04%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,725,861
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,147,567
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports